Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Summary of significant accounting policies
Schedule of Cash and Cash Equivalents Denominated in Currencies

	March 31,
	2014		2015
	Foreign currency	RMB	Foreign currency	RMB

U.S. dollars	398	2,474	28,168	173,419
Australian dollars	242	1,378	1	5
Renminbi	1,812,025	1,812,025	2,261,327	2,261,327
Hong Kong dollars	81,188	64,503	2,361	1,863
Singapore dollars	515	2,521	9	41

Schedule of Depreciation Policy of Property, Plant and Equipment

Buildings	37.5 — 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 — 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 — 5 years